Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of revenue from contracts with customers

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Revenue from contracts with customers	₩	78,064,500	43,010,330	67,481,156
Investment revenue		16,420	-	-
Total	₩	78,080,920	43,010,330	67,481,156

Schedule of disaggregation of revenue from contracts with customers

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Major products/service lines
Content goods and merchandises
Video Project & Merchandise Items	₩	39,479,217	23,536,076	47,511,123
Others		4,936,750	4,843,828	2,260,701
Subtotal	₩	44,415,967	28,379,904	49,771,824
F&B
Food and beverages	₩	11,600,569	13,697,884	17,067,663
Franchise royalties and fees		628,249	932,542	641,669
Subtotal	₩	12,228,818	14,630,426	17,709,332
Major products/service lines
Media production		20,690,997	-	-
Investment funds for Korean film
Investment management revenue		728,717	-	-
Investment revenue		16,421	-	-
Subtotal		745,138	-	-
Total	₩	78,080,920	43,010,330	67,481,156
Timing of revenue recognition
At a point in time	₩	56,190,379	42,453,366	66,925,610
Over time		21,890,541	556,964	555,546
Total	₩	78,080,920	43,010,330	67,481,156

Schedule of contract assets and liabilities

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Current
Contract assets (Unbilled revenue)	₩	1,065,645	-
Contract liabilities (Deferred revenue)		1,252,195	-
Non-current
Contract liabilities (Deferred revenue)		650,000	-